Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of stock options activity for the years ended December 31, 2014, 2015 and 2016 is as follows:

				Weighted
				Average
		Weighted		remaining	Aggregate
	Number of	Average		contractual	intrinsic
	Stock options	exercise price		term	Value

Outstanding as of December 31, 2013	5,169,567	US$	4.58
Granted	1,792,820	US$	4.17
Exercised	—		—	—	—
Forfeited or cancelled	(51,575)	US$	(3.80)
Outstanding as of December 31, 2014	6,910,812	US$	4.48
Granted	86,000	US$	0.84
Exercised	—	US$	—
Forfeited or cancelled	(453,818)	US$	(7.43)
Outstanding as of December 31, 2015	6,542,994	US$	4.23	4.49 years	—
Vested and expected to vest as of December 31, 2015	6,542,994	US$	4.23	4.49 years	—
Exercisable as of December 31, 2015	6,483,744	US$	4.04	4.44 years	—
Granted	817,881	US$	0.50
Exercised	—	US$	—
Forfeited or cancelled	(32,300)	US$	5.98
Outstanding as of December 31, 2016	7,328,575	US$	3.81	4.12 years
Vested and expected to vest as of December 31, 2016	7,328,575	US$	3.81	4.12 years
Exercisable as of December 31, 2016	6,531,394	US$	4.01	3.44 years

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The weighted average option fair value of US$2.93 per share or an aggregate of US$5,255 on the date of grant during the year ended December 31,2014, the weighted average option fair value of US$0.57 per share or an aggregate of US$49 on the date of grant during the year ended December 31, 2015 and the weighted average option fair value of US$ 0.34 per share or an aggregate of US$ 279 on the date of grant during the year ended December 31, 2016,was determined based on the Black-Scholes option pricing model, using the following weighted average assumptions.

	Year ended December 31, 2014	Year ended December 31, 2015	Year ended December 31, 2016

Expected volatility	86.96%~88.76%	76.23%~78.53%	79.77%~81.25%
Expected dividends yield	—	—	—
Expected term	5.5~6.25 years	6.25 years	5.75~6.25 years
Risk-free interest rate (per annum)	0.12%~1.44%	1.38%~1.40%	0.89%~1.30%
Estimated fair value of underlying ordinary shares (per share)	US$2.09~2.99	US$0.34~0.78	US$0.34~0.35

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
The amount of compensation cost recognized for stock options for the years ended December 31, 2014, 2015 and 2016 is as follows:

	Year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB	US$

Cost of revenues	4,748	1,525	—	—
Selling expenses	7,558	2,721	659	95
General and administrative expenses	18,603	6,409	821	118
Research and development expenses	4,023	1,295	—	—
Total compensation cost recognized for stock options	34,932	11,950	1,480	213